OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER CURRENT LIABILITIES [Abstract]
Summary of Other Current Liabilities
	US dollars
	December 31,
(in thousands)	2014	2013

Accrued expenses (*)	7,919	13,620
Accrued payroll and related taxes	5,692	4,597
Government institutions	6,009	7,524
Related party	98	133
Accrued dividend	4,639	3,616
Others	896	786
	25,253	30,276

(*)	As of December 31, 2013 includes approximately US $5 million, regarding the legal fees resulting from the claim described in Note 11A3.